Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	December 31, 2019	December 31, 2018
Deferred tax asset
Startup expenses/Organizational costs	$357,788	136,729

Valuation Allowance	(357,788)	(136,729)

Deferred tax asset, net of allowance	$—	—

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Year Ended December 31, 2019	Year Ended December 31, 2018
Federal
Current	$2,615,474	$878,369
Deferred	(221,059)	(136,729)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	221,059	136,729

Income tax provision (benefit)	$2,615,474	$878,369

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Year Ended December 31, 2019	Year Ended December 31, 2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Other	0.0%	0.0%
Change in valuation allowance	1.9%	3.9%

Income tax provision (benefit)	22.9%	24.9%